Bank Borrowings (Repayment Schedule of Long-term Bank Loan) (Details) (CNY) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
BANK BORROWINGS [Abstract]
Within one year	128,135	36,444
Between one and two years	291,044	162,864